Report of the directors financial review risk report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details)
£ in Millions, $ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 USD ($)
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 182,089
Financial assets, ending balance	218,320		$ 182,089
Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	386,370
Financial assets, ending balance	391,385		386,370
Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	2,353		3,850
Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL			3,885
Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	890,197
Financial assets, ending balance	965,673		890,197
Debt securities in issue | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	158,644
Financial assets, ending balance	200,825		158,644
Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	(1)		(18)
Loans and advances to customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	988,399
Financial assets, ending balance	1,022,105		988,399
Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	988,399
Financial assets, ending balance	1,022,105		988,399
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	108,462
Financial assets, ending balance	110,529		108,462
Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	108,462
Financial assets, ending balance	110,529		108,462
IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	2,354		3,868
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	24		29
IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Increase (decrease) in ECL	(54)		(46)
Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	888,415
Financial assets, ending balance	963,615		888,415
Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	385,476
Financial assets, ending balance	390,733		385,476
Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	892,232
Financial assets, ending balance	922,567		892,232
Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	108,332
Financial assets, ending balance	110,251		108,332
Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,640
Financial assets, ending balance	1,835		1,640
Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	894
Financial assets, ending balance	652		894
Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	78,618
Financial assets, ending balance	83,260		78,618
Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	130
Financial assets, ending balance	278		130
Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	142
Financial assets, ending balance	217		142
Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,292
Financial assets, ending balance	16,018		17,292
Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	6		0
Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	257
Financial assets, ending balance	260		257
Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying amount | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,064,949
Financial assets, ending balance	2,120,017		2,064,949
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,706,154
Financial assets, ending balance	2,907,516		2,706,154
Gross carrying amount | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	386,400
Financial assets, ending balance	391,414		386,400
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,740,456		1,629,501
Changes due to modifications not derecognised	(8)		0
Net new and further lending/ repayments	67,853		66,068
Assets written off	(1,462)		(3,569)
Credit-related modifications that resulted in derecognition | £		£ 0
Foreign exchange and others	(18,078)		48,544
Financial assets, ending balance	1,788,761		1,740,456
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	(4,700)		(6,000)
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | French Retained Home And Other Loan Portfolio
Increase (decrease) in financial assets [abstract]
Other			(7,200)
Gross carrying amount | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	890,326
Financial assets, ending balance	965,830		890,326
Gross carrying amount | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	383,568
Financial assets, ending balance	386,831		383,568
Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	999,091
Financial assets, ending balance	1,033,846		999,091
Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	108,469
Financial assets, ending balance	110,539		108,469
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,706,154
Financial assets, ending balance	2,907,516		2,706,154
Gross carrying amount | IFRS 9 | Non-trading reverse purchase agreement commitments
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,372
Financial assets, ending balance	152,925		75,372
Gross carrying amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	890,326
Financial assets, ending balance	965,830		890,326
Gross carrying amount | Stage 1 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,940,746
Financial assets, ending balance	1,978,717		1,940,746
Gross carrying amount | Stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,575,821
Financial assets, ending balance	2,771,827		2,575,821
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,611,996		1,489,687
Transfers of financial instruments:	(29,667)		(28,196)
– transfers from stage 1 to stage 2	(68,168)		(134,309)
– transfers from stage 2 to stage 1	39,640		107,223
– transfers to stage 3	(1,495)		(1,873)
– transfers from stage 3	356		763
Net new and further lending/ repayments	89,882		107,733
Foreign exchange and others	(16,975)		42,772
Financial assets, ending balance	1,655,236		1,611,996
Gross carrying amount | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	888,491
Financial assets, ending balance	963,708		888,491
Gross carrying amount | Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	385,504
Financial assets, ending balance	390,760		385,504
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	893,433
Financial assets, ending balance	923,849		893,433
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	108,336
Financial assets, ending balance	110,258		108,336
Gross carrying amount | Stage 2 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	124,203
Financial assets, ending balance	141,299		124,203
Gross carrying amount | Stage 2 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	104,578
Financial assets, ending balance	109,875		104,578
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,889		115,898
Transfers of financial instruments:	25,690		18,327
– transfers from stage 1 to stage 2	68,168		134,309
– transfers from stage 2 to stage 1	(39,640)		(107,223)
– transfers to stage 3	(3,335)		(10,260)
– transfers from stage 3	497		1,501
Net new and further lending/ repayments	(19,543)		(35,843)
Foreign exchange and others	(1,057)		4,507
Financial assets, ending balance	107,979		102,889
Gross carrying amount | Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,651
Financial assets, ending balance	1,854		1,651
Gross carrying amount | Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	896
Financial assets, ending balance	654		896
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	80,936
Financial assets, ending balance	85,657		80,936
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	132
Financial assets, ending balance	280		132
Gross carrying amount | Stage 2 | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	25,418
Financial assets, ending balance	25,468		25,418
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	25,234		23,823
Transfers of financial instruments:	3,977		9,869
– transfers to stage 3	4,830		12,133
– transfers from stage 3	(853)		(2,264)
Changes due to modifications not derecognised	(8)		0
Net new and further lending/ repayments	(2,488)		(6,060)
Assets written off	(1,462)		(3,569)
Credit-related modifications that resulted in derecognition | £		0
Foreign exchange and others	(47)		1,259
Financial assets, ending balance	25,206		25,234
Gross carrying amount | Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	184
Financial assets, ending balance	262		184
Gross carrying amount | Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	24,389
Financial assets, ending balance	24,004		24,389
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	1		1
Gross carrying amount | Stage 2 | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	337
Financial assets, ending balance	346		337
Gross carrying amount | Stage 2 | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	337		93
Net new and further lending/ repayments	2		238
Foreign exchange and others	1		6
Financial assets, ending balance	340		337
Gross carrying amount | Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	6		0
Gross carrying amount | Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying amount | Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	333
Financial assets, ending balance	336		333
Gross carrying amount | Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(5,000)		(4,900)
Allowance for ECL | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,905)
Financial assets, ending balance	(2,105)		(1,905)
ECL income statement change for the period	(2,100)		(2,000)
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,194)
Financial assets, ending balance	(12,363)		(11,194)
Allowance for ECL | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)
Financial assets, ending balance	(29)		(30)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,224)
Financial assets, ending balance	(12,392)		(11,224)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,065)		(10,105)
Net remeasurement of ECL arising from transfer of stage	(75)		2
Net new and further lending/ repayments	754		1,206
Changes to risk parameters – credit quality	(3,099)		(5,362)
Changes to models used for ECL calculation	24		197
Assets written off	1,462		3,569
Credit-related modifications that resulted in derecognition		0	9
Foreign exchange and others	(161)		(581)
Financial assets, ending balance	(12,206)		(11,065)
ECL income statement change for the period	2,442		3,957
Recoveries	196		320
Other	(138)		(248)
Increase (decrease) in ECL	(2,384)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	52		27
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | French Retained Home And Other Loan Portfolio
Increase (decrease) in financial assets [abstract]
Other			7
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(129)
Financial assets, ending balance	(157)		(129)
Allowance for ECL | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)
Financial assets, ending balance	(29)		(30)
Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,692)
Financial assets, ending balance	(11,741)		(10,692)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7)
Financial assets, ending balance	(10)		(7)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,194)
Financial assets, ending balance	(12,363)		(11,194)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(129)
Financial assets, ending balance	(157)		(129)
Allowance for ECL | Stage 1 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(690)
Financial assets, ending balance	(799)		(690)
Allowance for ECL | Stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,438)
Financial assets, ending balance	(1,549)		(1,438)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,362)		(1,232)
Transfers of financial instruments:	(335)		(931)
– transfers from stage 1 to stage 2	205		368
– transfers from stage 2 to stage 1	(515)		(1,233)
– transfers to stage 3	7		15
– transfers from stage 3	(32)		(81)
Net remeasurement of ECL arising from transfer of stage	290		664
Net new and further lending/ repayments	(99)		(178)
Changes to risk parameters – credit quality	30		390
Changes to models used for ECL calculation	3		(59)
Foreign exchange and others	17		(16)
Financial assets, ending balance	(1,456)		(1,362)
ECL income statement change for the period	(224)		(817)
Allowance for ECL | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(76)
Financial assets, ending balance	(93)		(76)
Allowance for ECL | Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(28)
Financial assets, ending balance	(27)		(28)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,201)
Financial assets, ending balance	(1,282)		(1,201)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(4)
Financial assets, ending balance	(7)		(4)
Allowance for ECL | Stage 2 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,214)
Financial assets, ending balance	(1,307)		(1,214)
Allowance for ECL | Stage 2 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,445)
Financial assets, ending balance	(2,533)		(2,445)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,434)		(2,674)
Transfers of financial instruments:	716		2,101
– transfers from stage 1 to stage 2	(205)		(368)
– transfers from stage 2 to stage 1	515		1,233
– transfers to stage 3	500		1,434
– transfers from stage 3	(94)		(198)
Net remeasurement of ECL arising from transfer of stage	(307)		(604)
Net new and further lending/ repayments	317		614
Changes to risk parameters – credit quality	(781)		(1,991)
Changes to models used for ECL calculation	(33)		272
Foreign exchange and others	8		(152)
Financial assets, ending balance	(2,514)		(2,434)
ECL income statement change for the period	804		1,709
Allowance for ECL | Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11)
Financial assets, ending balance	(19)		(11)
Allowance for ECL | Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)
Financial assets, ending balance	(2)		(2)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,318)
Financial assets, ending balance	(2,397)		(2,318)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)
Financial assets, ending balance	(2)		(2)
Allowance for ECL | Stage 2 | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,235)
Financial assets, ending balance	(8,205)		(7,235)
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,193)		(6,148)
Transfers of financial instruments:	(381)		(1,170)
– transfers to stage 3	(507)		(1,449)
– transfers from stage 3	126		279
Net remeasurement of ECL arising from transfer of stage	(58)		(58)
Net new and further lending/ repayments	531		768
Changes to risk parameters – credit quality	(2,344)		(3,737)
Changes to models used for ECL calculation	6		(16)
Assets written off	1,462		3,569
Credit-related modifications that resulted in derecognition | £		£ 0
Foreign exchange and others	(185)		(410)
Financial assets, ending balance	(8,160)		(7,193)
ECL income statement change for the period	1,863		3,043
Allowance for ECL | Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(45)		(42)
Allowance for ECL | Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,097)
Financial assets, ending balance	(7,986)		(7,097)
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)
Financial assets, ending balance	(1)		(1)
Allowance for ECL | Stage 2 | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(76)
Financial assets, ending balance	(76)		(76)
Allowance for ECL | Stage 2 | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(76)		(51)
Net new and further lending/ repayments	5		2
Changes to risk parameters – credit quality	(4)		(24)
Foreign exchange and others	(1)		(3)
Financial assets, ending balance	(76)		(76)
ECL income statement change for the period	(1)		22
Allowance for ECL | Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(76)
Financial assets, ending balance	(76)		(76)
Allowance for ECL | Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0		$ 0